PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at January 1, 2019	23,574	373,373	2,038,437	144,474	215,191	2,795,049
Impact of IFRS adoption at January 1, 2019	—	17,226	10,011	36,298	—	63,535
Additions	30	15,560	176,235	18,102	142,227	352,154
Divestitures	—	(884)	(11,281)	(7,673)	(459)	(20,297)
Reclassifications	—	5,937	148,102	1,524	(155,563)	—
Translation differences and other movements	5	(2,554)	16	(197)	—	(2,730)
Balance at December 31, 2019	23,609	408,658	2,361,520	192,528	201,396	3,187,711
Additions	5,805	22,210	114,839	24,445	214,706	382,005
Divestitures	—	(791)	(11,423)	(5,048)	(127)	(17,389)
Reclassifications	—	2,795	79,937	3,500	(86,232)	—
Translation differences and other movements	(23)	(2,417)	(36)	(1,881)	—	(4,357)
Balance at December 31, 2020	29,391	430,455	2,544,837	213,544	329,743	3,547,970

Accumulated amortization at January 1, 2019	—	154,904	1,675,536	114,059	—	1,944,499
Depreciation	—	15,443	159,302	16,737	—	191,482
Divestitures	—	(417)	(11,001)	(3,917)	—	(15,335)
Translation differences and other movements	—	(2,798)	2	209	—	(2,587)
Balance at December 31, 2019	—	167,132	1,823,839	127,088	—	2,118,059
Depreciation	—	17,778	180,868	19,306	—	217,952
Divestitures	—	(602)	(10,654)	(2,713)	—	(13,969)
Translation differences and other movements	—	(138)	1,426	(1,990)	—	(702)
Balance at December 31, 2020	—	184,170	1,995,479	141,691	—	2,321,340

Carrying amount at:
January 1, 2019	23,574	218,469	362,901	30,415	215,191	850,550
December 31, 2019	23,609	241,526	537,681	65,440	201,396	1,069,652
of which right-of use assets under IFRS 16	—	15,834	7,612	34,319	—	57,765
December 31, 2020	29,391	246,285	549,358	71,853	329,743	1,226,630
of which right-of use assets under IFRS 16	—	25,574	5,041	29,127	—	59,742
    Additions to property, plant and equipment mainly related to car production and engine assembly lines (including those for models to be launched in future years), industrial tools used for the production of cars and our personalization programs, as well as the acquisition of tracts of land adjacent to the facilities in Maranello as part of the Group’s expansion plans (more than €60 million in 2020 plus directly attributable transaction-related costs).
As a result of adopting IFRS 16 — Leases on January 1, 2019, the Group recognized right-of-use assets of €63,535 thousand (and related lease liabilities) in relation to leases which had previously been classified as operating leases under the previous lease standard IAS 17.
For the year ended December 31, 2020 depreciation of right-of-use assets amounted to €20,159 thousand and interest expense on lease liabilities amounted to €943 thousand (€17,067 thousand and €1,172 thousand, respectively, for the year ended December 31, 2019).
The following table summarizes the changes in the carrying amount of right-of-use assets for the year ended December 31, 2020:

	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ thousand)
Balance at January 1, 2019	17,235	10,011	37,063	64,309
Additions	3,532	2,800	6,428	12,760
Depreciation	(4,664)	(5,023)	(7,380)	(17,067)
Translation differences and other movements	(269)	(176)	(1,792)	(2,237)
Balance at January 1, 2020	15,834	7,612	34,319	57,765
Additions	16,214	2,578	6,194	24,986
Disposals	—	(24)	(2,303)	(2,327)
Depreciation	(6,564)	(5,159)	(8,436)	(20,159)
Translation differences and other movements	90	34	(647)	(523)
Balance at December 31, 2020	25,574	5,041	29,127	59,742

    Amounts recognized in the income statement in relation to leases for the year ended December 31, 2020 and 2019 were as follows:

	For the year ended December 31,
	2020	2019
	(€ thousand)
Depreciation of right-of-use assets	20,159	17,067
Interest expense on lease liabilities	943	1,172
Variable lease payments not included in the measurement of lease liabilities	1,190	1,143
Expenses relating to short-term leases and leases of low-value assets	4,312	4,635
Total expenses recognized	26,604	24,017
    At December 31, 2020, the Group had contractual commitments for the purchase of property, plant and equipment amounting to €101,361 thousand (€105,335 thousand at December 31, 2019).